Prepaid expenses and other current assets (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets
Note 5 – Prepaid expenses and other current assets

On August 28, 2019, the Company entered into a radio advertising agreement with iHeart and issued 1,000,000 shares of common stock valued at $3.4 million for future advertising to be provided to the Company from August 2019 to August 2021. The Company issued an additional 125,000 shares valued at $0.1 million on March 5, 2020 pursuant to the agreement.  The agreement requires the Company to spend a minimum amount for talent and other direct iHeart costs. The Company committed to using $1.7 million of the media inventory by August 28, 2020, with the remainder of the advertising available through August 28, 2021. Prepaid advertising was $3.0 million as of March 31, 2020 and $2.8 million as of December 31, 2019, respectively, with no expense incurred during the three months ended March 31, 2020.  Of this amount, $2.2 million and $1.7 million is recorded in prepaid expenses and other current assets and $0.8 million and $1.1 million in other noncurrent assets as of March 31, 2020 and December 31, 2019, respectively.

Note 5 – Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Prepaid advertising & marketing	$1,776	$-
Prepaid slotting fees	425	-
Prepaid insurance	164	15
Deposits	115	-
Prepaid state registration fees	81	-
Other	80	254
Total prepaid expenses and other current assets	$2,641	$269

On August 28, 2019, the Company entered into a radio advertising agreement with iHeartMedia + Entertainment, Inc. and issued 1,000,000 shares of common stock valued at $3.4 million for future advertising to be provided to the Company from August 2019 to August 2021.  During the year ended December 31, 2019, $0.6 million of the $3.4 million of the prepaid advertising was incurred. In addition, the agreement required the Company to spend a minimum amount for talent fees or other direct iHeart costs. The company has committed to using $1.7 million of the media inventory by August 28, 2020, with the remainder of the inventory available through August 28, 2021. The Company expensed $0.6 million of the media inventory for the year ended December 31, 2019, reducing the prepaid advertising balance to $2.8 million, of which $1.7 million is recorded in prepaid expenses and other current assets and $1.1 million in other noncurrent assets.